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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7986

The Alger Institutional Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

ITEM 1. Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) January 31, 2012

	SHARES	VALUE
COMMON STOCKS—97.0%
ADVERTISING—0.8%
Focus Media Holding Ltd.#*	590,200	$11,804,000

AEROSPACE & DEFENSE—2.3%
General Dynamics Corp.	49,000	3,388,840
Goodrich Corp.	51,500	6,424,625
Honeywell International, Inc.	132,200	7,672,888
United Technologies Corp.	171,800	13,460,530
		30,946,883
AIR FREIGHT & LOGISTICS—1.9%
FedEx Corp.	64,600	5,910,254
United Parcel Service, Inc., Cl. B	278,000	21,030,700
		26,940,954
AIRLINES—0.4%
United Continental Holdings, Inc.*	259,400	5,992,140

APPLICATION SOFTWARE—1.2%
Adobe Systems, Inc. *	159,600	4,939,620
Nice Systems Ltd. #*	85,600	3,078,176
Salesforce.com, Inc. *	76,600	8,946,880
		16,964,676
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
Affiliated Managers Group, Inc. *	32,300	3,246,473
Blackstone Group LP	326,000	5,154,060
		8,400,533
AUTO PARTS & EQUIPMENT—0.9%
Delphi Automotive PLC *	151,300	4,059,379
Lear Corp.	213,300	8,937,270
		12,996,649
BIOTECHNOLOGY—1.5%
Dendreon Corp. *	118,000	1,602,440
Gilead Sciences, Inc. *	202,400	9,885,216
Human Genome Sciences, Inc. *	273,200	2,688,288
United Therapeutics Corp. *	144,400	7,101,592
		21,277,536
BROADCASTING & CABLE TV—0.9%
CBS Corp., Cl. B	200,840	5,719,923
Liberty Media Corp., Capital, Cl. A *	65,200	5,373,132
Scripps Networks Interactive, Inc.	30,700	1,331,152
		12,424,207
CABLE & SATELLITE—1.0%
Comcast Corporation, Cl. A	528,000	14,039,520

CASINOS & GAMING—1.1%
Las Vegas Sands Corp.*	314,300	15,435,273

COAL & CONSUMABLE FUELS—0.4%
Arch Coal, Inc.	433,700	6,258,291

COMMUNICATIONS EQUIPMENT—2.5%
Cisco Systems, Inc.	406,000	7,969,780

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMMUNICATIONS EQUIPMENT—(CONT.)
QUALCOMM, Inc.	471,800	$27,751,276
		35,721,056
COMPUTER HARDWARE—7.6%
Apple, Inc.*	232,300	106,040,303

COMPUTER STORAGE & PERIPHERALS—2.6%
EMC Corp. *	675,000	17,388,000
NetApp, Inc. *	269,300	10,163,382
SanDisk Corp. *	44,600	2,046,248
Seagate Technology PLC	331,800	7,014,252
		36,611,882
CONSTRUCTION & ENGINEERING—0.2%
Chicago Bridge & Iron Co., NV#	80,900	3,444,722

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.7%
Caterpillar, Inc.	199,496	21,769,003
Deere & Co.	75,100	6,469,865
WABCO Holdings, Inc. *	150,600	7,808,610
		36,047,478
DATA PROCESSING & OUTSOURCED SERVICES—1.1%
Mastercard, Inc.	34,700	12,338,279
VeriFone Systems, Inc. *	70,700	3,018,890
		15,357,169
DIVERSIFIED BANKS—1.6%
Wells Fargo & Co.	752,100	21,968,841

DIVERSIFIED METALS & MINING—1.4%
Freeport-McMoRan Copper & Gold, Inc.	318,700	14,727,127
Molycorp, Inc. *	172,440	5,342,191
		20,069,318
DRUG RETAIL—2.1%
CVS Caremark Corp.	698,385	29,157,574

EDUCATION SERVICES—0.4%
New Oriental Education & Technology Group#*	251,100	5,981,202

ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Cooper Industries PLC, CL. A	220,200	13,018,224
GrafTech International Ltd. *	78,000	1,280,760
		14,298,984
ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Republic Services, Inc.	245,400	7,185,312

FERTILIZERS & AGRICULTURAL CHEMICALS—0.8%
Monsanto Co.	90,900	7,458,345
Mosaic Co., /The	63,600	3,559,692
		11,018,037
FOOTWEAR—1.1%
NIKE, Inc., Cl. B	87,100	9,057,529
Salvatore Ferragamo Italia SpA *	393,550	6,604,667
		15,662,196

	SHARES	VALUE
COMMON STOCKS—(CONT.)
GENERAL MERCHANDISE STORES—1.3%
Dollar General Corp. *	196,900	$8,389,909
Target Corp.	181,800	9,237,258
		17,627,167
HEALTH CARE EQUIPMENT—1.5%
Covidien PLC	356,440	18,356,660
Gen-Probe, Inc. *	8,800	588,984
Insulet Corp. *	133,500	2,599,245
		21,544,889
HEALTH CARE FACILITIES—0.9%
HCA Holdings, Inc.	171,400	4,189,016
Universal Health Services, Inc., Cl. B	189,100	7,807,939
		11,996,955
HEALTH CARE SERVICES—1.6%
Express Scripts, Inc. *	419,900	21,482,084
Medco Health Solutions, Inc. *	22,000	1,364,440
		22,846,524
HEALTH CARE TECHNOLOGY—0.3%
Agilent Technologies, Inc.*	85,300	3,622,691

HOME IMPROVEMENT RETAIL—1.6%
Lowe’s Companies, Inc.	831,000	22,295,730

HOMEBUILDING—0.1%
KB Home	78,400	707,168
Lennar Corp., Cl. A	61,300	1,317,337
		2,024,505
HOTELS RESORTS & CRUISE LINES—0.1%
Wyndham Worldwide Corporation	34,000	1,351,840

HOUSEHOLD PRODUCTS—1.3%
Procter & Gamble Co., /The	288,800	18,205,952

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.3%
Towers Watson & Co.	70,370	4,208,126

INDUSTRIAL CONGLOMERATES—0.8%
Tyco International Ltd.	227,455	11,588,832

INDUSTRIAL MACHINERY—1.9%
Eaton Corp.	54,200	2,657,426
Ingersoll-Rand PLC	15,600	545,064
Stanley Black & Decker, Inc.	289,500	20,317,110
Timken Co.	67,100	3,276,493
		26,796,093
INTEGRATED OIL & GAS—2.8%
ConocoPhillips	310,500	21,179,205
Royal Dutch Shell PLC #	255,600	18,239,616
		39,418,821
INTERNET RETAIL—2.0%
Amazon.com, Inc. *	133,600	25,977,184
Expedia, Inc.	45,600	1,476,072
		27,453,256

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—5.5%
eBay, Inc. *	502,900	$15,891,640
Google, Inc., Cl. A *	51,710	29,997,488
IAC/InterActiveCorp.	315,100	13,571,357
VistaPrint NV *	435,102	15,567,950
Yahoo! Inc. *	169,530	2,622,629
		77,651,064
IT CONSULTING & OTHER SERVICES—2.7%
Cognizant Technology Solutions Corp., Cl. A *	96,200	6,902,350
Gartner, Inc. *	38,200	1,448,162
International Business Machines Corp.	152,600	29,390,760
		37,741,272
LEISURE PRODUCTS—1.5%
Coach, Inc.	62,800	4,399,140
Hanesbrands, Inc. *	177,800	4,373,880
PVH Corp.	107,500	8,297,925
Ralph Lauren Corp.	23,400	3,556,800
		20,627,745
LIFE & HEALTH INSURANCE—0.1%
MetLife, Inc.	56,300	1,989,079

LIFE SCIENCES TOOLS & SERVICES—1.7%
Life Technologies Corp. *	286,400	13,870,352
Thermo Fisher Scientific, Inc. *	183,200	9,691,280
		23,561,632
MANAGED HEALTH CARE—3.1%
Aetna, Inc.	627,600	27,426,120
Cigna Corp.	174,500	7,822,835
UnitedHealth Group, Inc.	164,900	8,540,171
		43,789,126
MORTGAGE REITS—0.4%
Annaly Capital Management, Inc.	328,700	5,535,308

OIL & GAS EQUIPMENT & SERVICES—3.7%
Baker Hughes, Inc.	301,205	14,798,202
Cameron International Corp. *	83,497	4,442,040
Halliburton Company	546,300	20,092,913
National Oilwell Varco, Inc.	76,600	5,666,868
Superior Energy Services, Inc. *	41,203	1,174,698
Weatherford International Ltd. *	302,500	5,063,850
		51,238,571
OIL & GAS EXPLORATION & PRODUCTION—1.8%
Anadarko Petroleum Corp.	128,600	10,380,592
Cabot Oil & Gas Corp.	33,200	1,059,080
Kodiak Oil & Gas Corp. *	425,000	3,854,750
Pioneer Natural Resources Co.	74,155	7,363,592
Whitinig Petroleum Corp. *	41,200	2,063,708
		24,721,722
OIL & GAS STORAGE & TRANSPORTATION—0.6%
Plains All American Pipeline LP	113,100	8,821,800

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OTHER DIVERSIFIED FINANCIAL SERVICES—0.6%
Citigroup, Inc.	131,100	$4,027,392
JPMorgan Chase & Co.	134,100	5,001,930
		9,029,322
PAPER PRODUCTS—0.4%
International Paper Co.	179,500	5,589,630

PHARMACEUTICALS—2.0%
Allergan, Inc.	28,700	2,523,017
Johnson & Johnson	84,250	5,552,918
Pfizer, Inc.	789,100	16,886,740
Teva Pharmaceutical Industries Ltd. #	59,000	2,662,670
		27,625,345
RAILROADS—1.1%
CSX Corp.	689,500	15,548,225

REGIONAL BANKS—0.5%
East West Bancorp, Inc.	296,700	6,515,532
SunTrust Banks, Inc.	38,700	796,059
		7,311,591
RESEARCH & CONSULTING SERVICES—0.5%
IHS, Inc., Cl. A *	10,300	921,644
Verisk Analytic, Inc., Cl. A *	150,900	6,046,563
		6,968,207
RESIDENTIAL REITS—0.6%
Home Properties, Inc.	132,100	7,870,518

RESTAURANTS—1.6%
McDonald’s Corp.	166,700	16,511,635
Starbucks Corp.	123,200	5,904,976
		22,416,611
SEMICONDUCTOR EQUIPMENT—0.8%
Lam Research Corp.*	249,400	10,621,946

SEMICONDUCTORS—2.0%
Avago Technologies Ltd.	305,100	10,355,094
Broadcom Corp., Cl. A *	254,900	8,753,266
ON Semiconductor Corp. *	361,900	3,148,530
Skyworks Solutions, Inc. *	265,500	5,729,490
		27,986,380
SOFT DRINKS—2.3%
Coca-Cola Co., /The	246,300	16,632,639
PepsiCo, Inc.	237,500	15,596,625
		32,229,264
SPECIALIZED REITS—0.7%
American Tower Corp., Cl. A	150,300	9,545,553

SPECIALTY CHEMICALS—1.8%
Celanese Corp.	154,400	7,520,824
Cytec Industries, Inc.	124,700	6,217,542
LyondellBasell Industries NV	93,900	4,047,090
Rockwood Holdings, Inc. *	140,000	7,070,000
		24,855,456

	SHARES	VALUE
COMMON STOCKS—(CONT.)
STEEL—0.1%
Allegheny Technologies, Inc.	27,000	$1,225,530

SYSTEMS SOFTWARE—1.3%
Oracle Corp.	621,800	17,534,760

TOBACCO—1.4%
Philip Morris International, Inc.	268,605	20,083,596

TRADING COMPANIES & DISTRIBUTORS—1.2%
United Rentals, Inc. *	287,400	10,990,176
WESCO International, Inc. *	101,300	6,369,744
		17,359,920
TRUCKING—0.4%
Hertz Global Holdings, Inc.*	433,115	5,890,364

WIRELESS TELECOMMUNICATION SERVICES—1.5%
SBA Communications Corp. *	188,400	8,613,648
Vodafone Group PLC #	467,400	12,661,866
		21,275,514
TOTAL COMMON STOCKS (Cost $1,242,025,606)		1,359,671,168

CONVERTIBLE PREFERRED STOCK—0.2%
PHARMACEUTICALS—0.2%
Merrimack Pharmaceuticals, Inc., Series G*,(L3),(a) (Cost $3,475,570)	496,510	3,475,570

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—0.2%
DIVERSIFIED METALS & MINING—0.1%
Molycorp, Inc., 3.25%, 6/15/16*,(L2)(b)	1,040,000	951,600

HOMEBUILDING—0.1%
Lennar Corp., 3.25%, 11/15/21*,(L2)(b)	1,982,000	2,356,103

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,022,000)		3,307,703

Total Investments (Cost $1,248,523,176)(c)	97.4%	1,366,454,441
Other Assets in Excess of Liabilities	2.6	35,838,524

NET ASSETS	100.0%	$1,402,292,965

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depository Receipts.
(a)

Restricted Security - Investment in security not registered under the Securities Act of 1933 and deemed to be illiquid. Security was acquired on April 6, 2011 for a cost of $3,475,570 and represents 0.2% of the net assets of the Fund.

(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.2% of the net assets of the Fund.

(c)

At January 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,275,377,313, amounted to $91,077,128 which consisted of aggregate gross unrealized appreciation of $142,895,050 and aggregate gross unrealized depreciation of $51,817,922.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |  ALGER LARGE CAP GROWTH  INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) January 31, 2012

	SHARES	VALUE
COMMON STOCKS—93.3%
AEROSPACE & DEFENSE—2.5%
Boeing Co., /The	2,100	$155,778
General Dynamics Corp.	2,900	200,563
United Technologies Corp.	2,500	195,875
		552,216
AIR FREIGHT & LOGISTICS—2.1%
FedEx Corp.	2,350	215,002
United Parcel Service, Inc., Cl. B	2,950	223,167
		438,169
AIRLINES—0.5%
Delta Air Lines, Inc.*	9,700	102,335

APPLICATION SOFTWARE—1.5%
Adobe Systems, Inc. *	6,100	188,795
Salesforce.com, Inc. *	1,200	140,160
		328,955
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
BlackRock, Inc.	750	136,500
Blackstone Group LP	12,700	200,787
		337,287
AUTO PARTS & EQUIPMENT—0.8%
Johnson Controls, Inc.	5,300	168,381

AUTOMOBILE MANUFACTURERS—0.7%
Ford Motor Co.	11,500	142,830

BIOTECHNOLOGY—0.9%
Gilead Sciences, Inc.*	4,000	195,360

BREWERS—0.5%
Anheuser-Busch InBev NV#	1,750	106,400

CABLE & SATELLITE—1.5%
Comcast Corporation, Cl. A	7,750	206,072
DISH Network Corp.	3,900	108,888
		314,960
CASINOS & GAMING—1.4%
Las Vegas Sands Corp. *	4,000	196,439
Wynn Resorts Ltd.	950	109,469
		305,908
COAL & CONSUMABLE FUELS—0.6%
Peabody Energy Corp.	3,900	132,951

COMMUNICATIONS EQUIPMENT—4.2%
Cisco Systems, Inc.	9,050	177,652
Corning, Inc.	16,100	207,207
Juniper Networks, Inc. *	4,650	97,325
QUALCOMM, Inc.	7,000	411,739
		893,923
COMPUTER HARDWARE—6.5%
Apple, Inc.*	3,050	1,392,263

COMPUTER STORAGE & PERIPHERALS—2.5%
EMC Corp. *	10,550	271,768

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMPUTER STORAGE & PERIPHERALS—(CONT.)
NetApp, Inc. *	4,650	$175,491
SanDisk Corp. *	1,800	82,584
		529,843
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.4%
Caterpillar, Inc.	2,000	218,240
Cummins, Inc.	800	83,200
		301,440
CONSUMER FINANCE—0.5%
American Express Co.	2,150	107,801

DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Mastercard, Inc.	600	213,342

DIVERSIFIED CHEMICALS—1.7%
Dow Chemical Co., /The	4,750	159,172
EI Du Pont de Nemours & Co.	4,150	211,193
		370,365
DIVERSIFIED METALS & MINING—1.6%
Cliffs Natural Resources, Inc.	2,050	148,113
Freeport-McMoRan Copper & Gold, Inc.	4,100	189,461
		337,574
DRUG RETAIL—1.8%
CVS Caremark Corp.	6,900	288,075
Walgreen Co.	3,100	103,416
		391,491
ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Emerson Electric Co.	3,450	177,261

ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Republic Services, Inc.	6,850	200,568

FERTILIZERS & AGRICULTURAL CHEMICALS—0.9%
Mosaic Co., /The	3,350	187,500

FOOTWEAR—0.5%
NIKE, Inc., Cl. B	1,050	109,190

GENERAL MERCHANDISE STORES—1.0%
Target Corp.	4,350	221,024

GOLD—0.8%
Newmont Mining Corp.	2,850	175,218

HEALTH CARE EQUIPMENT—0.9%
Covidien PLC	3,550	182,825

HEALTH CARE SERVICES—1.1%
Express Scripts, Inc.*	4,750	243,010

HOME ENTERTAINMENT SOFTWARE—0.8%
Electronic Arts, Inc.*	9,300	172,701

HOME IMPROVEMENT RETAIL—1.2%
Lowe’s Companies, Inc.	9,350	250,861

HOTELS RESORTS & CRUISE LINES—1.4%
Carnival Corp.	4,050	122,310

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOTELS RESORTS & CRUISE LINES—(CONT.)
Starwood Hotels & Resorts Worldwide, Inc.	3,350	$181,704
		304,014
HOUSEHOLD PRODUCTS—1.7%
Procter & Gamble Co., /The	5,900	371,936

HYPERMARKETS & SUPER CENTERS—1.0%
Wal-Mart Stores, Inc.	3,500	214,760

INDUSTRIAL CONGLOMERATES—1.0%
Tyco International Ltd.	4,100	208,895

INDUSTRIAL MACHINERY—2.1%
Eaton Corp.	3,100	151,993
Ingersoll-Rand PLC	2,900	101,326
Stanley Black & Decker, Inc.	2,750	192,995
		446,314
INTEGRATED OIL & GAS—4.6%
Chevron Corp.	2,750	283,470
Exxon Mobil Corp.	4,750	397,765
Royal Dutch Shell PLC #	3,950	281,872
		963,107
INTERNET RETAIL—2.1%
Amazon.com, Inc.*	2,200	427,767

INTERNET SOFTWARE & SERVICES—4.8%
Baidu, Inc. #*	950	121,144
eBay, Inc. *	6,100	192,760
Google, Inc., Cl. A *	902	523,259
LinkedIn Corp. *	1,600	115,440
Yahoo! Inc. *	3,850	59,560
		1,012,163
IT CONSULTING & OTHER SERVICES—3.2%
Cognizant Technology Solutions Corp., Cl. A *	2,200	157,850
International Business Machines Corp.	2,750	529,650
		687,500
LIFE SCIENCES TOOLS & SERVICES—0.8%
Thermo Fisher Scientific, Inc.*	3,250	171,925

MANAGED HEALTH CARE—1.7%
Aetna, Inc.	4,750	207,575
Cigna Corp.	3,300	147,939
		355,514
MOVIES & ENTERTAINMENT—0.7%
Walt Disney Co., /The	3,900	151,710

OIL & GAS EQUIPMENT & SERVICES—3.6%
Baker Hughes, Inc.	4,400	216,172
Halliburton Company	2,900	106,662
Schlumberger Ltd.	4,150	311,956
Weatherford International Ltd. *	8,000	133,920
		768,710
OIL & GAS EXPLORATION & PRODUCTION—1.7%
Devon Energy Corp.	3,800	242,478

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS EXPLORATION & PRODUCTION—(CONT.)
Nexen, Inc.	6,650	$119,168
		361,646
OTHER DIVERSIFIED FINANCIAL SERVICES—1.5%
BM&F Bovespa SA	20,800	130,833
JPMorgan Chase & Co.	5,050	188,365
		319,198
PAPER PRODUCTS—0.6%
International Paper Co.	3,950	123,003

PHARMACEUTICALS—3.6%
Allergan, Inc.	1,400	123,074
Johnson & Johnson	3,700	243,867
Pfizer, Inc.	9,250	197,950
Teva Pharmaceutical Industries Ltd. #	4,450	200,829
		765,720
RAILROADS—1.1%
CSX Corp.	10,350	233,393

SEMICONDUCTORS—2.3%
Broadcom Corp., Cl. A *	5,700	195,738
Intel Corp.	4,750	125,495
Texas Instruments, Inc.	5,350	173,233
		494,466
SOFT DRINKS—3.6%
Coca-Cola Co., /The	4,950	334,274
PepsiCo, Inc.	6,200	407,154
		741,428
SPECIALIZED FINANCE—0.5%
CME Group, Inc.	450	107,780

SYSTEMS SOFTWARE—3.8%
Check Point Software Technologies Ltd. *	2,400	135,096
Microsoft Corp.	5,800	171,274
Oracle Corp.	13,850	390,570
VMware, Inc., Cl. A *	1,200	109,524
		806,464
TOBACCO—1.2%
Philip Morris International, Inc.	3,400	254,218

TOTAL COMMON STOCKS (Cost $18,298,087)		19,875,583

Total Investments (Cost $18,298,087)(a)	93.3%	19,875,583
Other Assets in Excess of Liabilities	6.7	1,424,805

NET ASSETS	100.0%	$21,300,388

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.

(a)

At January 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $18,305,827, amounted to $1,569,756 which consisted of aggregate gross unrealized appreciation of $2,490,646 and aggregate gross unrealized depreciation of $920,890.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |  ALGER MID CAP GROWTH  INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) January 31, 2012

	SHARES	VALUE
COMMON STOCKS—89.9%
AEROSPACE & DEFENSE—3.2%
Spirit Aerosystems Holdings, Inc., Cl. A *	203,800	$4,634,412
Triumph Group, Inc.	87,900	5,499,903
		10,134,315
APPAREL RETAIL—2.3%
Fast Retailing Co., Ltd.	14,000	2,782,734
Limited Brands, Inc.	74,200	3,106,012
Urban Outfitters, Inc. *	62,400	1,653,600
		7,542,346
APPLICATION SOFTWARE—3.7%
Adobe Systems, Inc. *	187,200	5,793,840
Cadence Design Systems, Inc. *	447,400	4,724,544
Informatica Corp. *	37,300	1,577,790
		12,096,174
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
Blackstone Group LP	166,400	2,630,784
KKR & Co., LP	236,300	3,303,474
		5,934,258
AUTO PARTS & EQUIPMENT—0.6%
Delphi Automotive PLC*	72,400	1,942,492

BIOTECHNOLOGY—3.1%
Alexion Pharmaceuticals, Inc. *	14,200	1,089,992
Human Genome Sciences, Inc. *	212,400	2,090,016
Incyte Corp., Ltd. *	102,000	1,805,400
Regeneron Pharmaceuticals, Inc. *	9,700	881,342
United Therapeutics Corp. *	81,100	3,988,498
		9,855,248
BROADCASTING & CABLE TV—1.9%
CBS Corp., Cl. B	111,000	3,161,280
Scripps Networks Interactive, Inc.	70,800	3,069,888
		6,231,168
CABLE & SATELLITE—0.9%
DISH Network Corp.	105,200	2,937,184

CHEMICALS—0.2%
Metabolix, Inc.*	232,766	616,830

COAL & CONSUMABLE FUELS—1.5%
Arch Coal, Inc.	203,000	2,929,290
Peabody Energy Corp.	53,200	1,813,588
		4,742,878
COMMUNICATIONS EQUIPMENT—1.2%
Acme Packet, Inc. *	76,800	2,244,864
Riverbed Technology, Inc. *	75,200	1,800,288
		4,045,152
COMPUTER STORAGE & PERIPHERALS—1.9%
NetApp, Inc. *	141,300	5,332,662
SanDisk Corp. *	20,100	922,188
		6,254,850

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CONSTRUCTION & ENGINEERING—1.2%
Aecom Technology Corp. *	105,200	$2,408,028
Chicago Bridge & Iron Co., NV #	37,600	1,601,008
		4,009,036
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.3%
WABCO Holdings, Inc. *	34,800	1,804,380
Westport Innovations, Inc. *	58,900	2,450,240
		4,254,620
CONSUMER FINANCE—0.6%
Discover Financial Services	65,700	1,785,726

DATA PROCESSING & OUTSOURCED SERVICES—0.8%
VeriFone Systems, Inc.*	58,400	2,493,680

DISTILLERS & VINTNERS—1.7%
Beam, Inc.	44,600	2,333,026
Brown-Forman Corp., Cl. B	38,600	3,134,706
		5,467,732
DIVERSIFIED CHEMICALS—1.5%
Eastman Chemical Co.	48,300	2,430,456
Solutia, Inc.	83,500	2,296,250
		4,726,706
DIVERSIFIED METALS & MINING—1.0%
Cliffs Natural Resources, Inc.	21,900	1,582,275
Molycorp, Inc. *	53,000	1,641,940
		3,224,215
EDUCATION SERVICES—1.1%
Apollo Group, Inc., Cl. A *	42,800	2,243,148
New Oriental Education & Technology Group #*	54,000	1,286,280
		3,529,428
ELECTRICAL COMPONENTS & EQUIPMENT—2.8%
AMETEK, Inc.	114,100	5,362,700
Cooper Industries PLC, CL. A	65,100	3,848,712
		9,211,412
ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Stericycle, Inc.*	19,100	1,604,782

FERTILIZERS & AGRICULTURAL CHEMICALS—0.3%
CF Industries Holdings, Inc.	4,600	815,948

FOOTWEAR—1.3%
Deckers Outdoor Corp. *	18,500	1,495,725
Salvatore Ferragamo Italia SpA *	160,200	2,688,521
		4,184,246
GENERAL MERCHANDISE STORES—1.2%
Dollar General Corp.*	88,100	3,753,941

HEALTH CARE FACILITIES—1.2%
Tenet Healthcare Corporation *	279,600	1,479,084
Universal Health Services, Inc., Cl. B	58,000	2,394,820
		3,873,904
HEALTH CARE SERVICES—1.0%
Catalyst Health Solutions, Inc. *	29,100	1,593,516

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE SERVICES—(CONT.)
HMS Holdings Corp. *	48,600	$1,604,286
		3,197,802
HEALTH CARE TECHNOLOGY—2.7%
Agilent Technologies, Inc. *	60,400	2,565,188
Allscripts Healthcare Solutions, Inc. *	284,200	5,433,904
athenahealth, Inc. *	13,200	767,976
		8,767,068
HOME ENTERTAINMENT SOFTWARE—1.0%
Take-Two Interactive Software, Inc.*	208,700	3,255,720

HOMEBUILDING—0.9%
Lennar Corp., Cl. A	130,100	2,795,849

HOTELS RESORTS & CRUISE LINES—1.2%
Orient-Express Hotels Ltd., Cl. A *	130,500	1,104,030
Starwood Hotels & Resorts Worldwide, Inc.	49,200	2,668,608
		3,772,638
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.1%
Robert Half International, Inc.	131,200	3,632,928

INDUSTRIAL MACHINERY—4.0%
Pall Corp.	70,900	4,231,312
SPX Corp.	77,500	5,396,325
Stanley Black & Decker, Inc.	42,900	3,010,722
		12,638,359
INTERNET SOFTWARE & SERVICES—1.9%
OpenTable, Inc.*	128,700	6,199,479

IT CONSULTING & OTHER SERVICES—1.0%
Cognizant Technology Solutions Corp., Cl. A*	45,600	3,271,800

LEISURE FACILITIES—0.5%
Vail Resorts, Inc.	35,700	1,556,877

LEISURE PRODUCTS—2.7%
Coach, Inc.	47,800	3,348,390
Lululemon Athletica, Inc. *	25,700	1,622,441
Michael Kors Holdings Ltd. *	53,900	1,668,205
PVH Corp.	32,300	2,493,237
		9,132,273
LIFE & HEALTH INSURANCE—0.5%
Lincoln National Corp.	68,700	1,479,798

LIFE SCIENCES TOOLS & SERVICES—2.7%
Covance, Inc. *	56,700	2,484,027
Illumina, Inc. *	14,400	745,344
Life Technologies Corp. *	116,300	5,632,409
		8,861,780
MANAGED HEALTH CARE—2.4%
Aetna, Inc.	70,600	3,085,220
Cigna Corp.	106,000	4,751,980
		7,837,200
MOTORCYCLE MANUFACTURERS—0.9%
Harley-Davidson, Inc.	66,400	2,934,216

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS DRILLING—0.8%
Nabors Industries Ltd.*	135,100	$2,515,562

OIL & GAS EQUIPMENT & SERVICES—3.3%
Cameron International Corp. *	105,350	5,604,620
Superior Energy Services, Inc. *	113,300	3,230,183
Weatherford International Ltd. *	103,500	1,732,590
		10,567,393
OIL & GAS EXPLORATION & PRODUCTION—3.5%
Denbury Resources, Inc. *	214,200	4,039,812
Nexen, Inc.	103,600	1,856,512
Pioneer Natural Resources Co.	54,500	5,411,850
SM Energy Co.	6,600	479,028
		11,787,202
PACKAGED FOODS & MEATS—0.9%
ConAgra Foods, Inc.	56,700	1,512,189
Green Mountain Coffee Roasters, Inc. *	25,300	1,349,502
		2,861,691
PHARMACEUTICALS—1.4%
Medicis Pharmaceutical Corp., Cl. A	23,500	777,615
Mylan, Inc. *	105,400	2,187,050
Watson Pharmaceuticals, Inc. *	25,200	1,477,476
		4,442,141
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.1%
BR Malls Participacoes SA	318,540	3,476,739

REAL ESTATE SERVICES—0.5%
CBRE Group, Inc.*	90,500	1,746,650

REGIONAL BANKS—0.7%
East West Bancorp, Inc.	106,200	2,332,152

REINSURANCE—0.5%
Validus Holdings Ltd.	49,200	1,577,844

RESEARCH & CONSULTING SERVICES—0.7%
Verisk Analytic, Inc., Cl. A*	57,900	2,320,053

RESIDENTIAL REITS—0.8%
Home Properties, Inc.	43,200	2,573,856

RESTAURANTS—0.7%
Chipotle Mexican Grill, Inc.*	6,400	2,350,656

SEMICONDUCTORS—5.4%
Altera Corp.	84,800	3,374,192
Avago Technologies Ltd.	130,100	4,415,594
Cypress Semiconductor Corp. *	116,700	2,006,657
Skyworks Solutions, Inc. *	193,800	4,182,204
Xilinx, Inc.	91,400	3,276,690
		17,255,337
SPECIALTY CHEMICALS—1.7%
Celanese Corp.	48,900	2,381,919
Cytec Industries, Inc.	31,300	1,560,618
Rockwood Holdings, Inc. *	36,400	1,838,200
		5,780,737

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SPECIALTY STORES—2.4%
L’Occitane International SA	1,643,300	$3,623,407
PetSmart, Inc.	46,300	2,464,086
Tractor Supply Co.	22,000	1,776,940
		7,864,433
STEEL—0.2%
Allegheny Technologies, Inc.	15,300	694,467

SYSTEMS SOFTWARE—1.0%
Fortinet, Inc. *	72,200	1,646,882
MICROS Systems, Inc. *	32,400	1,610,604
		3,257,486
WIRELESS TELECOMMUNICATION SERVICES—1.0%
SBA Communications Corp.*	68,100	3,113,532

TOTAL COMMON STOCKS (Cost $300,519,650)		291,119,989

CONVERTIBLE PREFERRED STOCK—3.3%
BIOTECHNOLOGY—3.3%
Merrimack Pharmaceuticals, Inc., Series B-10, *,(L3),(a)	115,098	1,240,756
Merrimack Pharmaceuticals, Inc., Series B-3, *,(L3),(b)	11,510	124,078
Merrimack Pharmaceuticals, Inc., Series B-4, *,(L3),(c)	345,008	3,719,186
Merrimack Pharmaceuticals, Inc., Series B-7, *,(L3),(a)	115,098	1,240,756
Merrimack Pharmaceuticals, Inc., Series C-2, *,(L3),(d)	611,759	4,282,314
		10,607,090
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $5,689,999)		10,607,090

Total Investments (Cost $306,209,649)(e)	93.2%	301,727,079
Other Assets in Excess of Liabilities	6.8	21,978,905

NET ASSETS	100.0%	$323,705,984

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

Restricted Security - Investment in security not registered under the Securities Act of 1933 and deemed to be illiquid. Security was acquired on August 25, 2010 for a cost of $666,188 and represents 0.4% of the net assets of the Fund.

(b)

Restricted Security - Investment in security not registered under the Securities Act of 1933 and deemed to be illiquid. Security was acquired on August 25, 2010 for a cost of $66,620 and represents 0.0% of the net assets of the Fund.

(c)

Restricted Security - Investment in security not registered under the Securities Act of 1933 and deemed to be illiquid. Security was acquired on August 25, 2010 for a cost of $1,996,908 and represents 1.1% of the net assets of the Fund.

(d)

Restricted Security - Investment in security not registered under the Securities Act of 1933 and deemed to be illiquid. Security was acquired on August 25, 2010 for a cost of $2,294,095 and represents 1.3% of the net assets of the Fund.

(e)

At January 31, 2012, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $311,488,045, amounted to $9,760,966 which consisted of aggregate gross unrealized appreciation of $21,994,830 and aggregate gross unrealized depreciation of $31,755,796.

(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) January 31, 2012

	SHARES	VALUE
COMMON STOCKS—98.4%
AEROSPACE & DEFENSE—2.0%
AAR Corp.	565,900	$11,991,421
Esterline Technologies Corp. *	196,725	12,029,734
		24,021,155
AIR FREIGHT & LOGISTICS—1.1%
HUB Group, Inc., Cl. A*	381,300	13,051,899

ALTERNATIVE CARRIERS—0.4%
Cogent Communications Group, Inc.*	326,900	4,981,956

APPAREL RETAIL—3.7%
ANN, Inc. *	457,400	11,096,523
Childrens Place Retail Stores, Inc., /The *	198,550	9,905,660
DSW, Inc., Cl. A	221,300	11,058,361
Express, Inc. *	500,250	10,825,410
		42,885,954
APPLICATION SOFTWARE—8.5%
BroadSoft, Inc. *	247,769	6,907,800
Cadence Design Systems, Inc. *	1,259,150	13,296,623
Concur Technologies, Inc. *	219,900	11,511,765
Nice Systems Ltd. #*	369,005	13,269,420
QLIK Technologies, Inc. *	423,450	11,941,290
RealPage, Inc. *	376,250	9,677,150
SolarWinds, Inc. *	289,550	9,152,676
Taleo Corp., Cl. A *	323,550	11,651,036
Ultimate Software Group, Inc. *	199,700	13,317,992
		100,725,752
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Cohen & Steers, Inc.	253,700	8,567,448
Fortress Investment Group LLC, Cl. A *	1,706,000	5,885,700
		14,453,148
AUTO PARTS & EQUIPMENT—1.1%
Dana Holding Corp. *	584,750	8,683,538
Tenneco, Inc. *	144,450	4,636,845
		13,320,383
BIOTECHNOLOGY—4.4%
Alkermes Plc *	232,300	4,369,563
Cepheid, Inc. *	100,000	4,406,000
Cubist Pharmaceuticals, Inc. *	218,800	8,931,415
Incyte Corp., Ltd. *	390,950	6,919,815
Ironwood Pharmaceuticals, Inc. *	239,700	3,595,500
Medivation, Inc. *	68,350	3,787,274
Onyx Pharmaceuticals, Inc. *	127,600	5,223,944
Optimer Pharmaceuticals, Inc. *	563,812	7,312,641
Seattle Genetics, Inc. *	238,950	4,523,324
Theravance, Inc. *	195,200	3,462,848
		52,532,324
BUILDING PRODUCTS—0.3%
AO Smith Corp.	86,950	3,693,636

CABLE & SATELLITE—0.8%
AMC Networks, Inc.*	234,650	10,033,634

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COAL & CONSUMABLE FUELS—0.4%
Patriot Coal Corp.*	576,400	$4,380,640

COMMUNICATIONS EQUIPMENT—2.5%
Acme Packet, Inc. *	158,400	4,630,032
ADTRAN, Inc.	147,800	5,118,314
Aruba Networks, Inc. *	295,150	6,546,427
Ciena Corp. *	427,250	6,216,488
Finisar Corp. *	361,400	7,321,964
		29,833,225
CONSUMER FINANCE—0.6%
First Cash Financial Services, Inc.*	163,700	6,588,925

DATA PROCESSING & OUTSOURCED SERVICES—2.0%
Jack Henry & Associates, Inc.	302,700	10,352,340
Wright Express Corp. *	251,435	13,758,523
		24,110,863
DIVERSIFIED CHEMICALS—1.3%
Solutia, Inc.	556,900	15,314,750

DIVERSIFIED METALS & MINING—0.2%
Globe Specialty Metals, Inc.	216,950	2,967,876

EDUCATION SERVICES—0.7%
American Public Education, Inc.*	206,350	8,295,270

ELECTRIC UTILITIES—1.1%
ITC Holdings Corp.	178,635	13,167,186

ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
GrafTech International Ltd.*	708,900	11,640,138

ELECTRONIC EQUIPMENT MANUFACTURERS—0.9%
Cognex Corp.	265,350	11,025,293

ENVIRONMENTAL & FACILITIES SERVICES—3.1%
Clean Harbors, Inc. *	231,100	14,663,295
Tetra Tech, Inc. *	540,400	12,499,452
Waste Connections, Inc.	322,950	10,434,515
		37,597,262
FOOD DISTRIBUTORS—1.3%
United Natural Foods, Inc.*	346,800	15,276,540

FOOD RETAIL—0.6%
Fresh Market, Inc., /The*	177,900	7,660,374

GOLD—0.5%
AuRico Gold, Inc.*	687,050	6,492,623

HEALTH CARE EQUIPMENT—4.2%
Insulet Corp. *	603,000	11,740,409
MAKO Surgical Corp. *	249,442	8,925,035
Sirona Dental Systems, Inc. *	176,500	8,533,775
Thoratec Corp. *	227,450	6,687,030
Volcano Corp. *	303,350	8,508,968
Wright Medical Group, Inc. *	356,250	6,038,438
		50,433,655
HEALTH CARE FACILITIES—1.7%
Healthsouth Corp. *	441,250	8,511,712

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE FACILITIES—(CONT.)
LifePoint Hospitals, Inc. *	158,400	$6,366,096
Tenet Healthcare Corporation *	1,104,650	5,843,599
		20,721,407
HEALTH CARE SERVICES—2.2%
Catalyst Health Solutions, Inc. *	225,250	12,334,690
HMS Holdings Corp. *	422,900	13,959,929
		26,294,619
HEALTH CARE SUPPLIES—0.7%
Align Technology, Inc.*	362,800	8,547,568

HEALTH CARE TECHNOLOGY—0.5%
Medidata Solutions, Inc.*	290,750	6,076,675

HOME FURNISHINGS—0.4%
Ethan Allen Interiors, Inc.	220,850	5,212,060

HOTELS RESORTS & CRUISE LINES—0.8%
Interval Leisure Group*	702,266	9,550,818

HOUSEHOLD APPLIANCES—0.6%
SodaStream International Ltd.*	192,950	7,368,761

INDUSTRIAL MACHINERY—5.2%
Actuant Corp., Cl. A	600,110	15,212,788
Barnes Group, Inc.	562,900	14,235,741
CLARCOR, Inc.	90,950	4,675,740
RBC Bearings, Inc. *	323,600	14,652,607
Woodward Governor Co.	339,600	14,256,408
		63,033,284
INTERNET SOFTWARE & SERVICES—5.2%
Ancestry.com, Inc. *	338,850	10,029,960
comScore, Inc. *	530,000	11,739,500
Cornerstone OnDemand, Inc. *	379,200	6,916,608
LogMeIn, Inc. *	343,000	13,661,689
OpenTable, Inc. *	197,250	9,501,533
VistaPrint NV *	246,990	8,837,302
		60,686,592
LEISURE FACILITIES—2.4%
Life Time Fitness, Inc. *	193,245	9,496,058
Six Flags Entertainment Corp.	341,150	14,952,604
Vail Resorts, Inc.	87,450	3,813,695
		28,262,357
LEISURE PRODUCTS—2.1%
Brunswick Corp.	404,700	8,636,298
Vera Bradley, Inc. *	179,450	6,427,899
Warnaco Group, Inc., /The *	172,500	10,048,124
		25,112,321
LIFE SCIENCES TOOLS & SERVICES—1.2%
Bruker Corp. *	436,550	6,199,010
PAREXEL International Corp. *	321,292	7,743,137
		13,942,147
MANAGED HEALTH CARE—0.8%
Centene Corp. *	99,800	4,510,960

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MANAGED HEALTH CARE—(CONT.)
Universal American Corp.	14,650	$161,004
WellCare Health Plans, Inc. *	84,000	5,019,840
		9,691,804
METAL & GLASS CONTAINERS—1.3%
Silgan Holdings, Inc.	376,700	15,655,652

MORTGAGE REITS—0.3%
Two Harbors Investment Corp.	306,250	3,041,063

OIL & GAS EQUIPMENT & SERVICES—2.2%
Complete Production Services, Inc. *	245,550	8,275,035
Dril-Quip, Inc. *	117,370	7,742,899
Key Energy Services, Inc. *	735,450	10,649,316
		26,667,250
OIL & GAS EXPLORATION & PRODUCTION—5.3%
Berry Petroleum Co.	138,300	6,224,883
Energy XXI Bermuda Ltd. *	296,150	9,722,605
Kodiak Oil & Gas Corp. *	923,850	8,379,320
Nothern Oil and Gas, Inc. *	203,600	5,090,000
Quicksilver Resources, Inc. *	664,000	3,326,640
Rosetta Resources, Inc. *	222,950	10,699,370
Stone Energy Corp. *	366,600	10,283,129
Swift Energy Co. *	296,150	9,817,373
		63,543,320
PACKAGED FOODS & MEATS—1.2%
Hain Celestial Group, Inc.*	380,815	14,695,651

PHARMACEUTICALS—2.2%
Medicis Pharmaceutical Corp., Cl. A	349,700	11,571,573
Salix Pharmaceuticals Ltd. *	119,250	5,747,850
Viropharma, Inc. *	290,100	8,642,079
		25,961,502
RAILROADS—1.2%
Genesee & Wyoming, Inc., Cl. A*	222,100	13,792,410

REAL ESTATE SERVICES—0.8%
Jones Lang LaSalle, Inc.	128,600	10,128,536

REGIONAL BANKS—1.2%
Signature Bank *	158,350	9,208,053
Texas Capital Bancshares, Inc. *	154,800	4,910,256
		14,118,309
REINSURANCE—0.6%
Endurance Specialty Holdings Ltd.	194,400	7,270,560

RESEARCH & CONSULTING SERVICES—0.7%
CoStar Group, Inc.*	140,305	7,951,084

RESIDENTIAL REITS—0.9%
American Campus Communities, Inc.	113,600	4,862,080
Home Properties, Inc.	93,000	5,540,940
		10,403,020
RESTAURANTS—1.1%
Cheesecake Factory, Inc., /The *	383,350	11,339,493

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESTAURANTS—(CONT.)
Domino’s Pizza, Inc. *	69,050	$2,254,483
		13,593,976
SEMICONDUCTOR EQUIPMENT—1.2%
Novellus Systems, Inc.*	306,900	14,470,335

SEMICONDUCTORS—2.7%
Cavium Networks, Inc. *	119,550	3,842,337
Inphi Corp. *	657,100	9,639,657
Mellanox Technologies Ltd. *	304,250	11,156,847
RF Micro Devices, Inc. *	1,605,600	8,011,944
		32,650,785
SPECIALIZED CONSUMER SERVICES—0.4%
Sotheby’s	144,550	4,846,762

SPECIALIZED REITS—0.2%
Extra Space Storage, Inc.	95,500	2,513,560

SPECIALTY CHEMICALS—2.1%
Cytec Industries, Inc.	142,500	7,105,050
PolyOne Corp.	360,600	5,199,852
Rockwood Holdings, Inc. *	237,250	11,981,125
		24,286,027
SPECIALTY STORES—1.4%
Teavana Holdings, Inc. *	172,455	3,273,196
Vitamin Shoppe, Inc. *	314,200	13,428,908
		16,702,104
SYSTEMS SOFTWARE—0.9%
Fortinet, Inc.*	474,650	10,826,767

THRIFTS & MORTGAGE FINANCE—1.1%
Northwest Bancshares, Inc.	1,033,900	12,737,648

TRADING COMPANIES & DISTRIBUTORS—1.3%
United Rentals, Inc.*	398,250	15,229,080

TRUCKING—0.5%
Avis Budget Group, Inc.*	419,350	6,017,673

TOTAL COMMON STOCKS (Cost $1,014,918,421)		1,176,087,948

Total Investments (Cost $1,014,918,421)(a)	98.4%	1,176,087,948
Other Assets in Excess of Liabilities	1.6	19,206,086

NET ASSETS	100.0%	$1,195,294,034

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.

(a)

At January 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,015,918,570, amounted to $160,169,378 which consisted of aggregate gross unrealized appreciation of $198,181,676 and aggregate gross unrealized depreciation of $38,012,298.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company and currently issues an unlimited number of shares of beneficial interest in four funds — Alger Capital Appreciation Institutional Fund, Alger Large Cap Growth Institutional Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers Class I and Class R shares. Each class has identical rights to assets and earnings except that each share class bears the cost of its transfer agency and sub-transfer agency services and Class R shares bear the cost of its plan of distribution.

NOTE 2 — Significant Accounting Policies:

Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.  Debt securities with a remaining maturity of less than sixty days are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of January 31, 2012 in valuing the Funds’ investments carried at fair value. There were no significant transfers of investment assets between Levels 1 and 2 as of January 31, 2012.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Capital Appreciation Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$202,139,901	$202,139,901	—	—
Consumer Staples	99,676,386	99,676,386	—	—
Energy	130,459,205	130,459,205	—	—
Financials	71,650,745	71,650,745	—	—
Health Care	176,264,698	176,264,698	—	—
Industrials	213,216,240	213,216,240	—	—
Information Technology	382,230,508	382,230,508	—	—
Materials	62,757,971	62,757,971	—	—
Telecommunication Services	21,275,514	21,275,514	—	—
TOTAL COMMON STOCKS	$1,359,671,168	$1,359,671,168	—	—
CONVERTIBLE CORPORATE BONDS
Consumer Discretionary	$2,356,103	—	$2,356,103	—
Materials	951,600	—	951,600	—
TOTAL CONVERTIBLE CORPORATE BONDS	$3,307,703	—	$3,307,703	—
CONVERTIBLE PREFERRED STOCK
Health Care	$3,475,570	—	—	$3,475,570
TOTAL INVESTMENTS IN SECURITIES	$1,366,454,441	$1,359,671,168	$3,307,703	$3,475,570

Alger Large Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$2,396,645	$2,396,645	—	—
Consumer Staples	2,080,233	2,080,233	—	—
Energy	2,226,414	2,226,414	—	—
Financials	872,066	872,066	—	—
Health Care	1,914,354	1,914,354	—	—
Industrials	2,660,591	2,660,591	—	—
Information Technology	6,531,620	6,531,620	—	—
Materials	1,193,660	1,193,660	—	—
TOTAL COMMON STOCKS	$19,875,583	$19,875,583	—	—
TOTAL INVESTMENTS IN SECURITIES	$19,875,583	$19,875,583	—	—

Alger Mid Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$60,527,747	$60,527,747	—	—
Consumer Staples	8,329,423	8,329,423	—	—
Energy	29,613,035	29,613,035	—	—
Financials	20,907,023	20,907,023	—	—
Health Care	46,835,143	46,835,143	—	—
Industrials	47,805,505	47,805,505	—	—
Information Technology	58,129,678	58,129,678	—	—
Materials	15,858,903	15,858,903	—	—
Telecommunication Services	3,113,532	3,113,532	—	—
TOTAL COMMON STOCKS	$291,119,989	$291,119,989	—	—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Mid Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
CONVERTIBLE PREFERRED STOCK
Health Care	$10,607,090	—	—	$10,607,090
TOTAL INVESTMENTS IN SECURITIES	$301,727,079	$291,119,989	—	$10,607,090

Alger Small Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$185,184,400	$185,184,400	—	—
Consumer Staples	37,632,565	37,632,565	—	—
Energy	94,591,210	94,591,210	—	—
Financials	81,254,769	81,254,769	—	—
Health Care	214,201,701	214,201,701	—	—
Industrials	196,027,621	196,027,621	—	—
Information Technology	284,329,612	284,329,612	—	—
Materials	64,716,928	64,716,928	—	—
Telecommunication Services	4,981,956	4,981,956	—	—
Utilities	13,167,186	13,167,186	—	—
TOTAL COMMON STOCKS	$1,176,087,948	$1,176,087,948	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,176,087,948	$1,176,087,948	—	—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Capital Appreciation Institutional Fund	Convertible Preferred Stock
Opening balance at November 1, 2011	$3,475,570
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2012	3,475,570
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at January 31, 2012	$—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Mid Cap Growth Institutional Fund	Convertible Preferred Stock
Opening balance at November 1, 2011	$10,607,090
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	$—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2012	10,607,090
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at January 31, 2012	$4,917,093

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Funds purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios.  The cash flows may be an important source of the Funds’ return, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended January 31, 2012, options were used in accordance with these objectives.

For the three months ended January 31, 2012, the Alger Mid Cap Growth Institutional Fund had option purchases of $572,406 and option sales of $1,186,733. The effect of derivative instruments on the statement of operations for the three months ended January 31, 2012 is as follows:

Net realized gain on investments and options

Alger Mid Cap Growth Institutional Fund

Derivatives not accounted for as hedging instruments	Options
Written Call Options	$(1,910,013)
Written Put Options	696,460
Total	$(1,213,553)

Net change in unrealized appreciation (depreciation) on investments, options

Alger Mid Cap Growth Institutional Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$1,048,420
Written Options	111,939
Total	$1,160,359

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 8, 2012

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 8, 2012